Jan. 31, 2025
MassMutual Select T. Rowe Price Retirement 2025 Fund | MassMutual Select T. Rowe Price Retirement 2025 Fund
INVESTMENT OBJECTIVE
The Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class M5	Class M4	Class M3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class M5	Class M4	Class M3
Management Fees(1)	0.48%	0.63%	0.63%	0.63%
Distribution and Service (Rule 12b-1) Fees	None	None	0.25%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses(2)	0.57%	0.72%	0.97%	1.22%
Expense Reimbursement	(0.19%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	0.38%	0.54%	0.79%	1.04%

(1)
The Management Fees will decline over time in accordance with a predetermined contractual fee schedule, with any annual decrease occurring on June 1st of each year. The fee schedule can only be changed with approval by the Fund’s Board of Trustees, and, if required by SEC rules, the Fund’s shareholders.

(2)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

(3)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.38%, 0.54%, 0.79%, and 1.04% for Classes I, M5, M4, and M3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$39	$163	$299	$695
Class M5	$55	$212	$383	$878
Class M4	$81	$291	$519	$1,173
Class M3	$106	$369	$653	$1,461

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that pursues its objective by investing in a diversified portfolio of other stock and bond series of both the MassMutual Funds and T. Rowe Price Funds that represent various asset classes and sectors (“Underlying Funds”). The Fund’s allocation among Underlying Funds will change over time in relation to its target retirement date. The Fund is subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”). Underlying Funds in which the Fund invests are predominantly either advised or subadvised by T. Rowe Price.
The Fund is managed based on the specific retirement year (target date 2025) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. The Fund is primarily designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the Fund gradually after retirement. However, if an investor retires earlier or later than age 65, the Fund may not be an appropriate investment even if the investor retires on or near the Fund’s target date.
Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart (the left axis indicates the overall neutral allocation to stocks with the remainder of the allocation to bonds). The glide path represents the shifting of asset classes over time and shows how the Fund’s asset mix becomes more conservative-both prior to and after retirement-as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the Fund’s potential volatility as retirement approaches, the Fund is not designed for a lump sum redemption at the retirement date. The Fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the Fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.
The glide path provides for a neutral allocation to stocks at the target date of 55%. The Fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its neutral allocations to stocks and bonds will remain unchanged. There are no maturity restrictions within the Fund’s overall allocation to bonds, although the bond funds in which the Fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus or minus 5%. The target allocations and actual allocations may differ due to significant market movements or cash flows.
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of February 1, 2025. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	56.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	26.81%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	6.70%
MassMutual Select T. Rowe Price International Equity Fund	14.36%
MassMutual Select T. Rowe Price Real Assets Fund	2.80%
T. Rowe Price Hedged Equity Fund	5.32%
Bond Funds	44.00%
MassMutual Select T. Rowe Price Bond Asset Fund	20.70%
T. Rowe Price Dynamic Global Bond Fund	3.45%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.55%
T. Rowe Price Institutional High Yield Fund	1.93%
T. Rowe Price Institutional Floating Rate Fund	0.83%
T. Rowe Price Emerging Markets Bond Fund	2.75%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	9.50%
T. Rowe Price Dynamic Credit Fund	1.29%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Because the Fund will invest in Underlying Funds advised by MML Advisers, T. Rowe Price, or their affiliates, the Fund will not invest in funds advised or sponsored by others, even if they are less expensive or have better historical performance records. T. Rowe Price will be subject to a conflict of interest in selecting Underlying Funds, because its selection of Underlying Funds might appear to be influenced by the expected effect of the selection on its revenues or other benefits of the selection to it. T. Rowe Price has advised the Fund that, as a fiduciary to the Fund, T. Rowe Price has a duty to put the best interests of the Fund ahead of its own interest and that, consequently, it will make investment decisions for the Fund in the best interest of the Fund to achieve the Fund’s investment objectives and not for the benefit of T. Rowe Price.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics
(such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants.
An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage.
An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P Target Date 2025 Index). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	16.02%	Lowest Quarter:	1Q ’20,	–15.81%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

		One Year	Five Years	Since Inception (02/16/18)
Class I	Return Before Taxes	9.88%	6.41%	6.47%
	Return After Taxes on Distributions	8.39%	4.15%	4.55%
	Return After Taxes on Distributions and Sales of Fund Shares	6.06%	4.49%	4.63%
Class M5	Return Before Taxes	9.69%	6.25%	6.31%
Class M4	Return Before Taxes	9.48%	6.00%	6.06%
Class M3	Return Before Taxes	9.17%	5.72%	5.78%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	13.07%
	One Year	Five Years	Since Inception (02/16/18)
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	8.44%	5.55%	5.77%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the S&P Target Date 2025 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P Target Date 2025 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.